Merger - Common stock shares outstanding after merger (Details) - shares	Mar. 31, 2023	Feb. 10, 2023	Jun. 30, 2022	Jun. 30, 2021
Merger
Total Shares of Common Stock Outstanding after Merger	49,167,170	49,167,170	47,500,000	47,500,000
Adara Public Shares
Merger
Total Shares of Common Stock Outstanding after Merger		167,170
Adara Sponsor Shares
Merger
Total Shares of Common Stock Outstanding after Merger		1,500,000
Legacy Alliance Shares
Merger
Total Shares of Common Stock Outstanding after Merger		47,500,000